Share-Based Compensation - Summary of Performance-Based Option Activity (Detail) - Performance Shares [Member] - Share Based Compensation Plans [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Options Outstanding at Beginning of Period	1,038,147	1,230,426	1,283,368
Options, Granted	0	0	0
Options, Exercised	(663,412)	(167,202)	0
Options, Forfeited or expired	(8,358)	(25,077)	(52,942)
Options Outstanding at End of Period	366,377	1,038,147	1,230,426	1,283,368
Options Exercisable at End of Period	366,377
Weighted Average Exercise Price (per share)
Weighted Average Exercise Price at Beginning of Period	$ 13.46	$ 13.46	$ 13.46
Weighted Average Exercise Price, Granted	0	0	0
Weighted Average Exercise Price, Exercised	(13.46)	(13.46)	0
Weighted Average Exercise Price, Forfeited or expired	(13.46)	(13.46)	(13.46)
Weighted Average Exercise Price at End of Period	13.50	$ 13.46	$ 13.46	$ 13.46
Weighted Average Exercise Price Exercisable at End of Period	$ 13.50
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	3 years 1 month 6 days	3 years 6 months	4 years 2 months 12 days	5 years 2 months 12 days
Weighted Average Remaining Contractual Term Exercisable (in years)	3 years 1 month 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Options Outstanding	$ 7.7
Aggregate Intrinsic Value, Options Exercisable	$ 7.7